Description of Business and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014 Segment	Dec. 31, 2013	Dec. 31, 2012	Feb. 21, 2014	Jan. 28, 2014	Sep. 02, 2013
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of reportable segments	2
Restricted stock units outstanding to purchase shares included in diluted earnings per common share	7,000,000	8,000,000	9,000,000
Number of Common stock authorized to be issued					6,250,000,000
Increase in Depreciation expenses	$ 14,966	$ 15,019	$ 14,920
Wireless license period	10 years
Stock Purchase Agreement
Organization And Summary Of Significant Accounting Policies [Line Items]
Common Shares issued				1,270,000,000
Percentage of noncontrolling interest by Vodafone Group Plc in Cellco Partnership joint venture						45.00%
Property Plant and Equipment by Estimated Useful Life
Organization And Summary Of Significant Accounting Policies [Line Items]
Increase in Depreciation expenses	$ 600
Verizon Edge
Organization And Summary Of Significant Accounting Policies [Line Items]
Minimum number of days before customers become eligible to upgrade their phone to a new phone under Verizon Edge	30 days
Capitalized non-network internal-use software | Minimum
Organization And Summary Of Significant Accounting Policies [Line Items]
Useful life for finite-lived intangible assets, years	3 years
Capitalized non-network internal-use software | Maximum
Organization And Summary Of Significant Accounting Policies [Line Items]
Useful life for finite-lived intangible assets, years	7 years
Increase in number of authorized common shares
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of Common stock authorized to be issued					2,000,000,000